Document And Entity Information	Jan. 27, 2020
Cover [Abstract]
Entity Registrant Name	Wesbanco, Inc.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000203596
Document Period End Date	Jan. 27, 2020
Entity Emerging Growth Company	false
Entity File Number	000-08467
Entity Incorporation, State or Country Code	WV
Entity Tax Identification Number	55-0571723
Entity Address, Address Line One	1 Bank Plaza
Entity Address, City or Town	Wheeling
Entity Address, State or Province	WV
Entity Address, Postal Zip Code	26003
City Area Code	(304)
Local Phone Number	234-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock $2.0833 Par Value
Trading Symbol	WSBC
Security Exchange Name	NASDAQ